Provisions and contingent liabilities	6 Months Ended
Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Provisions and contingent liabilities

Note 16

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.

Overview of total provisions
USD m 30.6.25 31.3.25 31.12.24
Provisions other than provisions for expected credit losses 4,666 5,146 4,799
Provisions for expected credit losses
1
415 348 332
Total provisions 5,082 5,495 5,131
1 Refer to Note 9c for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional information

for provisions other than provisions for

expected credit losses.

Additional information for provisions other than provisions for expected credit losses
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total
Balance as of 31 December 2024 3,598 699 224 278 4,799
Balance as of 31 March 2025 3,848 781 223 294 5,146
Increase in provisions recognized in the income statement 299
5
284 0 30 613
Release of provisions recognized in the income statement (137) (169) (2) (21) (330)
Provisions used in conformity with designated purpose (703)
6
(258) (5) (30) (996)
Foreign currency translation and other movements 139 45 24 24 232
Balance as of 30 June 2025 3,446 684 240 296 4,666
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Includes USD
265 m of provisions for onerous contracts related to real estate as of 30 June 2025 (31 March 2025: USD 374 m;
31 December 2024: USD 383 m); USD 363
m of personnel-related restructuring

provisions as of 30

June 2025 (31 March 2025:

USD
342
m; 31 December 2024:

USD
262 m) and USD 55
m of provisions for

onerous
contracts related to technology

as of 30 June

2025 (31 March 2025: USD
66
m; 31 December 2024:

USD
54
m).

3 Mainly includes provisions for

reinstatement costs with respect

to leased properties.

4 Mainly
includes provisions related to employee benefits, VAT

and operational risks.

5 Includes a new provision for the estimated costs

associated with UBS AG's ongoing obligations as described

in item 1 of section b) of
this Note.

6 Mainly includes provisions used for the resolution reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of section b) of this Note.
Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note

16b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.